NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

RECD S.E.C.
OCT 2 6 2007
1086

07081680

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

October 26, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33771

Dear Ms. Peters:

This is to certify that on October 25, 2007, The Nasdaq Stock Market (the "Exchange") received from ChinaCast Education Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Units, each consisting of one share of Common Stock and two warrants
Common Stock, par value $0.0001 per share
Common Stock Purchase Warrants

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
OCT 2 9 2007
THOMSON
FINANCIAL

END